OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 24 — OPERATING SEGMENTS

Our reportable segments are based upon legal entities. We have two reportable segments: Independent Bank ("IB") and Mepco. The accounting policies of the segments are the same as those described in Note 1 to the consolidated financial statements. We evaluate performance based principally on net income (loss) of the respective reportable segments.

In the normal course of business, our IB segment provides funding to our Mepco segment through an intercompany line of credit priced at the prime rate of interest as published in the Wall Street Journal. Our IB segment also provides certain administrative services to our Mepco segment which reimburses at an agreed upon rate. These intercompany transactions are eliminated upon consolidation. The only other material intersegment balances and transactions are investments in subsidiaries at the parent entities and cash balances on deposit at our IB segment.

A summary of selected financial information for our reportable segments follows:

	IB	Mepco	Other(1)	Elimination(2)	Total
	(In thousands)

2012
Total assets	$1,885,807	$135,447	$192,343	$(189,730)	$2,023,867
Interest income	84,760	14,638	-	-	99,398
Net interest income	77,919	11,115	(2,779)	-	86,255
Provision for loan losses	6,895	(8)	-	-	6,887
Income (loss) before income tax	27,379	2,591	(3,677)	(95)	26,198
Net income (loss)	28,260	1,710	(3,677)	(95)	26,198

2011
Total assets	$2,132,736	$172,007	$157,251	$(154,588)	$2,307,406
Interest income	93,310	21,452	-	-	114,762
Net interest income	81,224	16,074	(2,729)	-	94,569
Provision for loan losses	27,972	(26)	-	-	27,946
Loss before income tax	(11,137)	(6,694)	(2,486)	(95)	(20,412)
Net loss	(12,768)	(4,849)	(2,488)	(95)	(20,200)

2010
Total assets	$2,270,881	$265,201	$176,740	$(177,574)	$2,535,248
Interest income	111,470	37,381	-	-	148,851
Net interest income	87,521	28,602	(4,470)	-	111,653
Provision for loan losses	47,093	(328)	-	-	46,765
Income (loss) before income tax	(27,763)	(2,264)	11,823	(95)	(18,299)
Net income (loss)	(27,049)	(1,388)	11,823	(95)	(16,709)

___________
(1)	Includes amounts relating to our parent company and certain insignificant operations. Net income in 2010 includes parent company's $18.1 million gain on extinguishment of debt.
(2)	Includes parent company's investment in subsidiaries and cash balances maintained at subsidiary.